Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.00%
Communication services: 8.99%
Interactive media & services: 8.99%
Alphabet, Inc. Class C	443,967	$78,755,306
Meta Platforms, Inc. Class A	121,010	89,316,271
		168,071,577
Consumer discretionary: 13.17%
Broadline retail: 6.31%
Amazon.com, Inc.†	538,443	118,129,010
Hotels, restaurants & leisure: 2.50%
DraftKings, Inc. Class A†	518,363	22,232,589
Starbucks Corp.	267,268	24,489,767
		46,722,356
Specialty retail: 4.36%
Burlington Stores, Inc.†	103,204	24,009,378
Home Depot, Inc.	94,638	34,698,076
Ulta Beauty, Inc.†	48,841	22,848,797
		81,556,251
Consumer staples: 2.62%
Consumer staples distribution & retail: 1.42%
Sysco Corp.	349,603	26,478,931
Household products: 1.20%
Church & Dwight Co., Inc.	234,119	22,501,177
Financials: 12.89%
Capital markets: 6.13%
Charles Schwab Corp.	473,853	43,234,348
Intercontinental Exchange, Inc.	215,956	39,621,447
S&P Global, Inc.	60,459	31,879,426
		114,735,221
Consumer finance: 1.24%
Capital One Financial Corp.	108,583	23,102,119
Financial services: 3.23%
Mastercard, Inc. Class A	107,413	60,359,661
Insurance: 2.29%
Marsh & McLennan Cos., Inc.	82,731	18,088,306
Unum Group	306,509	24,753,667
		42,841,973
Health care: 5.39%
Health care equipment & supplies: 1.13%
Medtronic PLC	241,865	21,083,372
See accompanying notes to portfolio of investments
Allspring Opportunity Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Health care providers & services: 1.00%
UnitedHealth Group, Inc.	60,204	$18,781,842
Life sciences tools & services: 3.26%
Agilent Technologies, Inc.	185,127	21,846,837
Bio-Rad Laboratories, Inc. Class A†	70,803	17,086,180
Thermo Fisher Scientific, Inc.	54,491	22,093,921
		61,026,938
Industrials: 15.53%
Aerospace & defense: 5.16%
BWX Technologies, Inc.	164,065	23,635,204
HEICO Corp. Class A	148,889	38,525,029
Melrose Industries PLC	4,719,565	34,386,866
		96,547,099
Building products: 2.12%
Carlisle Cos., Inc.	106,217	39,661,428
Commercial services & supplies: 1.81%
Republic Services, Inc. Class A	137,036	33,794,448
Electrical equipment: 2.05%
Regal Rexnord Corp.	264,836	38,390,626
Professional services: 2.13%
TransUnion	239,974	21,117,712
WNS Holdings Ltd.†	296,415	18,745,285
		39,862,997
Trading companies & distributors: 2.26%
Air Lease Corp. Class A	720,478	42,140,758
Information technology: 30.94%
Electronic equipment, instruments & components: 3.79%
Amphenol Corp. Class A	345,888	34,156,440
Teledyne Technologies, Inc.†	71,596	36,679,347
		70,835,787
Semiconductors & semiconductor equipment: 9.57%
Marvell Technology, Inc.	614,119	47,532,810
NVIDIA Corp.	344,111	54,366,097
ON Semiconductor Corp.†	479,373	25,123,939
Texas Instruments, Inc.	250,439	51,996,145
		179,018,991
Software: 13.58%
Dynatrace, Inc.†	466,994	25,782,739
Microsoft Corp.	214,346	106,617,844
QXO, Inc.†	1,390,101	29,942,775
Salesforce, Inc.	175,149	47,761,381
See accompanying notes to portfolio of investments
2 | Allspring Opportunity Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Software(continued)
ServiceNow, Inc.†	14,521	$14,928,750
Workday, Inc. Class A†	120,601	28,944,240
		253,977,729
Technology hardware, storage & peripherals: 4.00%
Apple, Inc.	364,670	74,819,344
Materials: 4.21%
Chemicals: 2.84%
Ashland, Inc.	356,403	17,919,943
Sherwin-Williams Co.	48,096	16,514,243
Westlake Corp.	244,880	18,593,738
		53,027,924
Containers & packaging: 1.37%
International Paper Co.	547,887	25,657,548
Real estate: 5.26%
Industrial REITs: 1.34%
Prologis, Inc.	237,899	25,007,943
Real estate management & development: 0.98%
CoStar Group, Inc.†	226,950	18,246,780
Residential REITs: 1.40%
Sun Communities, Inc.	207,626	26,262,613
Specialized REITs: 1.54%
American Tower Corp.	130,349	28,809,736
Total common stocks (Cost $1,005,077,212)		1,851,452,179

		Yield
Short-term investments: 1.12%
Investment companies: 1.12%
Allspring Government Money Market Fund Select Class♠∞		4.26%	20,982,025	20,982,025
Total short-term investments (Cost $20,982,025)				20,982,025
Total investments in securities (Cost $1,026,059,237)	100.12%			1,872,434,204
Other assets and liabilities, net	(0.12)			(2,274,522)
Total net assets	100.00%			$1,870,159,682

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Opportunity Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$36,958,073	$176,871,269	$(192,847,317)	$0	$0	$20,982,025	20,982,025	$918,270
See accompanying notes to portfolio of investments
4 | Allspring Opportunity Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2025, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Opportunity Fund | 5

Notes to portfolio of investments—June 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$168,071,577	$0	$0	$168,071,577
Consumer discretionary	246,407,617	0	0	246,407,617
Consumer staples	48,980,108	0	0	48,980,108
Financials	241,038,974	0	0	241,038,974
Health care	100,892,152	0	0	100,892,152
Industrials	290,397,356	0	0	290,397,356
Information technology	578,651,851	0	0	578,651,851
Materials	78,685,472	0	0	78,685,472
Real estate	98,327,072	0	0	98,327,072
Short-term investments
Investment companies	20,982,025	0	0	20,982,025
Total assets	$1,872,434,204	$0	$0	$1,872,434,204
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Opportunity Fund